VARIABLE INTEREST ENTITY - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITY
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years